Shareholder Report, Holdings (Details) - C000237197 [Member]	Jun. 30, 2024
Arbor Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Ladder Capital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Redwood Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Ellington Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Franklin BSP Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Two Harbors Investment Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
ARMOUR Residential REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Starwood Property Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Rithm Capital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Ready Capital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
REITS [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%